UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:   March 31, 2007
                                                 --------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Raiff Partners, Inc.
                 --------------------
Address:         152 West 57th Street
                 --------------------
                 New York, NY  10019
                 --------------------

Form 13F File Number:   28-5866
                        -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Sheldon Brody
                 -----------------------
Title:           Chief Financial Officer
                 -----------------------
Phone:           212-247-6509
                 -----------------------

Signature, Place and Date of Signing:


   /s/ Sheldon Brody               New York, NY        May 14, 2007
-----------------------            ------------        ------------

Report Type (Check only one):

   [X] 13F HOLDINGS REPORT
   [ ] 13F NOTICE
   [ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

                              FORM 13F SUMMARY PAGE


Raiff Partners, Inc.
28-5866


Report Summary:

         Number of other Included Managers:                  3
                                                    --------------------
         Form 13F Information Table Entry Total             50
                                                    --------------------
        Form 13F Information Table Value Total:     $441,356 (thousands)
                                                    --------------------


List of Other Included Managers:

         No.      Form 13F File No.         Name
         --       ----------------          ----

         01       28-5534                   Centurion Advisors, L.P.
         02       28-5414                   Centurion Investment Group, L.P.
         03       28-7106                   Centurion Investors, LLC


     Column 1             Column 2  Column 3   Column 4              Column 5   Column 6   Column 7          Column 8
                                              Fair Market Shares or
                            Title     Cusip     Value     Principal  SH/  PUT/  Investment   Other        Voting Authority
  Name of Issuer          of Class   Number   x $1,000     Amount    PRN  CALL  Discretion  Managers  Sole     Shared      None
---------------------     -------- --------   ----------- ---------  ---  ----  ----------  --------  ----     ------      ----

AHM 9.75% SERIES A            PS   02660R206        765      30,000   SH         DEFINED    1,2,3     30,000
AIRTRAN HOLDINGS INC          CS   00949P108      1,371     133,500   SH         DEFINED    1,2,3    133,500
ALLEGHANY CORP                CS   017175100      3,049       8,160   SH         DEFINED    1,2,3      8,160
ALLIANCE BERNSTEIN
  HOLDING LP                  CS   01881G106     14,160     160,000   SH         DEFINED    1,2,3    160,000
ALTRIA - WHEN ISSUED
  (MARCH 2007)                CS   02209S111     17,461     265,000   SH         DEFINED    1,2,3    265,000
AMERICAN HOME
  MORTGAGES INVEST            CS   02660R107      2,834     105,000   SH         DEFINED    1,2,3    105,000
APACHE                        CS   037411105      7,070     100,000   SH         DEFINED    1,2,3    100,000
APPLE COMPUTER                CS   037833100     27,892     300,200   SH         DEFINED    1,2,3    300,200
AT&T                          CS   001957505     21,687     550,000   SH         DEFINED    1,2,3    550,000
BANK OF AMERICA CORP          CS   060505104      7,653     150,000   SH         DEFINED    1,2,3    150,000
BEAR STEARNS USD1             CS   073902108     21,049     140,000   SH         DEFINED    1,2,3    140,000
BON TON STORES INC.           CS   09776J101     40,212     715,000   SH         DEFINED    1,2,3    715,000
CAPITAL TRUST                 CS   14052H506      2,962      65,000   SH         DEFINED    1,2,3     65,000
CHINA EXPERT
  TECHNOLOGY INC              CS   16938D104        898     191,000   SH         DEFINED    1,2,3    191,000
CITIGROUP INC COM STK         CS   172967101     19,509     380,000   SH         DEFINED    1,2,3    380,000
CVS                           CS   126650100     11,949     350,000   SH         DEFINED    1,2,3    350,000
DRESS BARN                    CS   261570105      1,013      48,700   SH         DEFINED    1,2,3     48,700
ENDEAVOR ACQUISITION CORP     CS   292577103      8,843     815,000   SH         DEFINED    1,2,3    815,000
FEDERATED DEP COM             CS   31410H101     10,587     235,000   SH         DEFINED    1,2,3    235,000
FOAMEX INTERNATIONAL          CS   344123104      3,180     600,000   SH         DEFINED    1,2,3    600,000
FREEPORT MCMORAN COPPER
  6.75% 05/01/10              PS   35671D782     14,402     135,000   SH         DEFINED    1,2,3    135,000
FREEPORT-MCMMORAN COPPER      CS   35671D857     11,252     170,000   SH         DEFINED    1,2,3    170,000
GENERAL STEEL HOLDINGS INC    CS   370853103         92      25,000   SH         DEFINED    1,2,3     25,000
GOL LINHAS AEREAS INTEL       CS   38045R107      7,151     235,000   SH         DEFINED    1,2,3    235,000
HAYES LEMMERZ                 CS   420781304        949     129,800   SH         DEFINED    1,2,3    129,800
HESS CORP                     CS   42809H100     18,305     330,000   SH         DEFINED    1,2,3    330,000
IMH 9.125% SERIES C           PS   45254P409        300      15,000   SH         DEFINED    1,2,3     15,000
IMH 9.375% SERIES B           PS   45254P300        531      26,700   SH         DEFINED    1,2,3     26,700
IWM JUNE 77 PUTS              PT   4642878RY      1,060       5,000        PUT   DEFINED    1,2,3      5,000
JARDEN CORP                   CS   471109108      7,660     200,000   SH         DEFINED    1,2,3    200,000
JEFFERIES GROUP INC           CS   472319102      6,456     223,000   SH         DEFINED    1,2,3    223,000
JOS A BANK CLOTHIERS INC      CS   480838101      4,419     125,000   SH         DEFINED    1,2,3    125,000
LOEWS CORP COM                CS   540424108     14,083     310,000   SH         DEFINED    1,2,3    310,000
MORGAN STANLEY                CS   617446448      9,451     120,000   SH         DEFINED    1,2,3    120,000
OCCIDENTAL PETROLEUM          CS   674599105     10,848     220,000   SH         DEFINED    1,2,3    220,000
PENNEY (J.C.)                 CS   708160106     16,021     195,000   SH         DEFINED    1,2,3    195,000
POLO RALPH LAUREN CORP        CS   731572103     11,460     130,000   SH         DEFINED    1,2,3    130,000
SEARS HOLDINGS CORP           CS   812350106     36,933     205,000   SH         DEFINED    1,2,3    205,000
SECURITY CAPITAL ASSURANCE    CS   G8018D107      9,881     350,000   SH         DEFINED    1,2,3    350,000
SPRINT NEXTEL CORP            CS   852061100      3,318     175,000   SH         DEFINED    1,2,3    175,000
SPY MAY 137 PUTS              PT   78462F8QG        838       7,000        PUT   DEFINED    1,2,3      7,000
STAGE STORES INC              CS   85254C305      3,030     130,000   SH         DEFINED    1,2,3    130,000
STAR GAS PARTNERS, LP         CS   85512C105      2,111     540,000   SH         DEFINED    1,2,3    540,000
SUPERVALU                     CS   868536103      4,020     102,900   SH         DEFINED    1,2,3    102,900
TRIARC COMPANIES - A          CS   895927101        937      50,000   SH         DEFINED    1,2,3     50,000
UNIVERSAL HEALTH REALTY
  INCOME TRUST                CS   91359E105        497      13,900   SH         DEFINED    1,2,3     13,900
VECTOR GROUP LTD.             CS   92240M108      8,232     440,000   SH         DEFINED    1,2,3    440,000
VERIZON COMMUN                CS   92343V104      5,119     135,000   SH         DEFINED    1,2,3    135,000
WASHINGTON GROUP
  INTERNATIONAL INC           CS   938862208      7,638     115,000   SH         DEFINED    1,2,3    115,000
WESTERN UNION                 CS   959802109        220      10,000   SH         DEFINED    1,2,3     10,000

TOTAL PORTFOLIO                                 441,356

